Employee Benefit Obligations - Movement in Pension Plan Liabilities (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) defined_benefit_plan	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	£ 122.1	£ 136.6
Plan liabilities at end of year	£ 122.2	122.1	£ 136.6
Number of defined benefit pension plans winded up | defined_benefit_plan	2
Full elimination of associated plan assets and plan liabilities	£ 145.0
Retirement benefit obligations
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	552.6	688.5	772.7
Service cost	12.2	10.4	12.6
Interest cost	20.5	15.5	12.0
Effect of changes in demographic assumptions	0.5	(0.6)	3.6
Effect of changes in financial assumptions	13.8	(143.5)	(31.1)
Effect of experience adjustments	1.3	0.1	(15.7)
Benefits paid	(37.5)	(52.0)	(59.5)
(Gain)/loss due to exchange rate movements	(16.7)	40.4	(6.1)
Settlement payments	(163.2)	(8.7)	(0.3)
Other	(2.3)	2.5	0.3
Plan liabilities at end of year	£ 381.2	£ 552.6	£ 688.5